Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2016
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

	June 30, 2016	December 31, 2015
Cash on hand and at banks	$50,451	$51,831
Short-term deposits	19,085	2,974
Total cash and cash equivalents	$69,536	$54,805
Short-term deposits relate to time deposit accounts held in banks for general purposes.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.
Restricted cash consists of an amount of $6,904 and $6,840 as of June 30, 2016 and as of December 31, 2015, respectively, which are held in retention accounts in order to service debt and interest payments, as required by certain of Navios Acquisition's credit facilities.